Share Based Compensation - Information per Grant Date (Table) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares granted | shares	380,000
Grant Date Fair Value | $ / shares	$ 0.592
April 19, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Apr. 19, 2014
Total shares granted | shares	100,000
Grant Date Fair Value | $ / shares	$ 11.05
July 14, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Apr. 19, 2014
Total shares granted | shares	8,000
Grant Date Fair Value | $ / shares	$ 10.735
December 5, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2014
Total shares granted | shares	209,000
Grant Date Fair Value | $ / shares	$ 10.23
January 2, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2014
Total shares granted | shares	8,000
Grant Date Fair Value | $ / shares	$ 8.66
February 3, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2014
Total shares granted | shares	1,000
Grant Date Fair Value | $ / shares	$ 8.275
November 14, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2014
Total shares granted | shares	315,000
Grant Date Fair Value | $ / shares	$ 5.345
February 4, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2014
Total shares granted | shares	34,000
Grant Date Fair Value | $ / shares	$ 6.11
November 22, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2015
Total shares granted | shares	315,000
Grant Date Fair Value | $ / shares	$ 3.175
December 19, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2015
Total shares granted | shares	16,000
Grant Date Fair Value | $ / shares	$ 2.91
November 10, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2016
Total shares granted | shares	340,000
Grant Date Fair Value | $ / shares	$ 0.91
February 26, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2016
Total shares granted | shares	70,000
Grant Date Fair Value | $ / shares	$ 0.845
March 17, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2016
Total shares granted | shares	30,000
Grant Date Fair Value | $ / shares	$ 0.835
December 15, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Final vesting date	Dec. 31, 2017
Total shares granted | shares	280,000
Grant Date Fair Value | $ / shares	$ 0.185